Investment Objectives and Goals	Dec. 31, 2024
Lazard Global Infrastructure ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Global Infrastructure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return.
Lazard US Systematic Small Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US Systematic Small Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.